Future Abandonment Costs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Asset Retirement Obligations [Line Items]
Beginning Balance	$ 24,822
Future Abandonment Obligation Incurred	234
Future Abandonment Obligation Settled	(146)
Future Abandonment Obligation Revision of Estimated Obligation	160
Future Abandonment Obligation Accretion Expense	601
Total Future Abandonment Cost	$ 25,671